Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
South African operations | – 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.23%	5.83%	6.59%
Discount rates	7.60%	9.00%	9.30%
South African operations | Between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.51%	5.68%	5.65%
South African operations | Between two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.51%	5.64%	5.68%
South African operations | Long term year four onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.51%	5.64%	5.64%
South African operations | Due between 0 to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	9.20%
South African operations | – two to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	9.20%	0.00%
South African operations | – five to seven years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	10.90%	0.00%
South African operations | Due between six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	10.60%
South African operations | – 10 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	12.00%	12.10%
South African operations | – 15 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	12.60%	0.00%
South African operations | – 20 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	12.70%	0.00%
South African operations | Two Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	7.91%	0.00%	0.00%
South African operations | Three Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.19%	0.00%	0.00%
South African operations | Five Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.69%	0.00%	0.00%
South African operations | Six Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.95%	0.00%	0.00%
South African operations | Seven Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.25%	0.00%	0.00%
South African operations | Eleven Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.27%	0.00%	0.00%
South African operations | Twelve Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.48%	0.00%	0.00%
South African operations | Fourteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.80%	0.00%	0.00%
South African operations | Seventeen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	11.11%	0.00%	0.00%
South African operations | Nineteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	11.19%	0.00%	0.00%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.56%	4.74%	4.84%
Discount rates	8.79%	10.33%	9.33%